MERRILL LYNCH
                                                                MULTI-STATE
                                                                LIMITED MATURITY
                                                                MUNICIPAL
                                                                SERIES TRUST

                         STRATEGIC
                                  Performance

                                                                Quarterly Report
                                                                October 31, 1997

Merrill Lynch Multi-State Limited Maturity Municipal Series Trust

Officers and
Directors

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Edward J. Andrews, Vice President
Peter J. Hayes, Vice President
Helen M. Sheehan, Vice President
Gerald M. Richard, Treasurer
Lawrence A. Rogers, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10005

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the three months ended October 31, 1997, yields on five-year AAA-rated municipal bonds, as measured by Municipal Market Data, rose slightly. On a weekly basis, bond yields were buffeted by alternating strong and weak economic indicators. The general financial environment has remained one of solid economic growth with few or no inflationary pressures. However, economic growth had remained strong enough to suggest that the Federal Reserve Board (FRB) might soon be obligated to raise short-term interest rates. Such action would be intended to slow economic growth and ensure that any incipient inflationary pressures would be curtailed. Over the last three months, five-year AAA-rated municipal bond yields have risen approximately five basis points (0.05%) to 4.20%.

Similarly, intermediate-term US Treasury note yields generally moved higher during most of the October quarter. However, the turmoil in the world's equity markets during the last week in October has resulted in a significant rally in the Treasury bond market. The US Treasury bond market was the beneficiary of a flight to quality mainly by foreign investors whose own domestic markets have continued to be very volatile. Prior to the initial decline in Asian equity markets, intermediate-term US Treasury note yields were essentially unchanged. By the end of October, five-year US Treasury note yields declined nearly 20 basis points to 5.70%, their lowest level of 1997.

The tax-exempt bond market's continued underperformance as compared to its taxable counterpart has been largely in response to its ongoing weakening technical position. As municipal bond yields have declined, municipalities have hurriedly rushed to refinance outstanding higher-couponed debt with new issues financed at present low rates. During the last six months, over $118 billion in new long-term tax-exempt issues were underwritten, an increase of over 25% versus the comparable period a year ago. As interest rates have continued to decline, these refinancings have intensified municipal bond issuance. During the past three months, approximately $60 billion in new long-term municipal securities were underwritten, an increase of over 34% as compared to the October 1996 quarter.

The recent trend toward larger and larger bond issues has also continued. However, issues of such magnitude usually must be attractively priced to ensure adequate investor interest. Obviously, the yields of other municipal bond issues are impacted by the yield premiums such large issuers have been required to pay. Much of the municipal bond market's recent underperformance can be traced to market pressures that these large issues have exerted.

In our opinion, the recent correction in world equity markets has enhanced the near-term prospects for continued low, if not declining, interest rates in the United States. It is likely that the recent correction will result in slower US domestic growth in the coming months. This decline should be generated in part by reduced US export growth. Additionally, some decline in consumer spending also can be expected in response to reduced consumer confidence. Perhaps more importantly, it is likely that barring a dramatic and unexpected resurgence in domestic growth, the FRB may be unwilling to raise interest rates until the full impact of the equity market's corrections can be established.

All of these factors suggest that for at least the near term, interest rates, including tax-exempt bond yields, are unlikely to rise by any appreciable amount. It is probable that municipal bond yields will remain under some pressure as a result of continued strong new-issue supply. However, the recent pace of municipal bond issuance is likely to be unsustainable. Continued increases in bond issuance will require lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancing. With tax-exempt bond yields at already attractive yield ratios relative to US Treasury bonds, any further pressure on the municipal market may represent an attractive investment opportunity.

Portfolio Strategy

Merrill Lynch Arizona Limited Maturity Municipal Bond Fund

The Arizona economy continues to exhibit great resiliency. The state continues to enjoy record lows in unemployment and is currently experiencing the second-largest expansion in its history. This included the creation of over 452,000 new jobs in the state since the economic boom began in mid-1993. Many of the newly created jobs are in the construction industry, which has been strong in both the commercial and residential sectors. However, another source of strong employment growth has been the service sector, particularly both the health and business services areas. However, the state will most likely derive the most long-term benefit from its manufacturing sector. Arizona was one of only 20 states to have manufacturing growth of above 1% in the October quarter, resulting in the state's ranking eleventh in the nation in terms of manufacturing. Despite an inevitable slowdown in its current boom cycle, the Arizona economy remains well diversified and is likely to weather an economic slowdown well.

Demand for Arizona tax-exempt municipal bonds in the two-year--ten-year range remained quite strong during the October quarter, and issuance of Arizona state-specific paper was light. This resulted in the limited availability of attractively priced securities in the intermediate maturity range. Because we believed this area of the curve was most vulnerable to FRB action and would quickly be impacted by higher short-term interest rates, we did not dramatically reduce the Fund's cash reserves during the October quarter. We maintained cash reserves at around 22% of net assets and a somewhat defensive average portfolio maturity of 3.4 months.

Merrill Lynch California Limited Maturity Municipal Bond Fund

During the quarter ended October 31, 1997, the state of California's economy continued to exhibit strong growth. California's economic expansion is being fueled by strong growth in high technology industries such as computer software, electronics manufacturing and motion picture and television production. Growth was also strong in business services, export trade and amusement and recreation services. The state's economy is now much more balanced and diversified than it was during the 1980s. Non-residential real-estate construction continues to grow rapidly even though residential construction has grown sluggishly. California is expected to add almost 380,000 non-farm jobs in 1997. California's gross domestic product (GDP) is expected to pass the $1 trillion mark this year. Because of the state's improved economic condition, its fiscal situation has improved dramatically. The state's general fund took in substantially greater tax revenues (approximately $2.2 billion in 1995-1996 and $1.6 billion in 1996-1997) than was projected when the state's budgets were enacted. That increased revenue stream should continue into 1998.

On a negative note, it is still unclear what impact the Asian currency and equity crisis will have on the state. In 1996, California contributed 45.5% of total US exports to Asia. Also, six of the top twenty exporting ports to Asia in the United States are in California.

As we discussed in our July 31, 1997 letter to shareholders, we had expected to maintain a less-aggressive investment posture in the October quarter because of the concern that continued strong employment and wage growth and a reacceleration of consumer spending could raise inflationary concerns. We reduced the Fund's average portfolio maturity to approximately 4.0 years at the outset of the October quarter. However, despite the fact that GDP grew at an approximately 3.5% rate in the third quarter of 1997 and consumer spending accelerated at a 5.7% pace, inflation actually decelerated. This noninflationary growth scenario caused us to extend the Fund's average maturity to 4.6 years in early October.

This strategy enhanced the Fund's performance during the October quarter, as interest rates, which moved higher a number of times during the quarter, eventually declined across the yield curve to a two-year low. One reason for this interest rate decline was the unfolding Asian currency and equity crisis, which we believe will lead to lower prices for goods and services and eventually to lower interest rates. We will look to extend the Fund's maturity position if the crisis spills over into the US equity markets and if it appears to restrain the US economy, thus causing growth to decelerate into 1998. We will continue to monitor economic statistics closely in an effort to seek to enhance returns while limiting any net asset value deterioration.

Merrill Lynch Florida Limited Maturity Municipal Bond Fund

During the quarter ended October 31, 1997, the state of Florida continued to exhibit strong economic growth. Since 1987 the state's population has increased by approximately 24%. Though the state's population


                                     2 & 3

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

has grown by an average of 274,830 per year, the strength of the economy has created an environment that has more than absorbed new residents seeking employment. The job creation rate for the state of Florida has been almost twice the rate of the nation as a whole since 1987. Since then, Florida's non-farm jobs have increased by almost 36.5%, while the nation's non-farm jobs increased by 20.2%. The main contributor to this growth is the evolution of the state's international trade and service sector. The state is less dependent on employment from construction and construction-related manufacturing. Presently, the state's services industries constitute nearly 87% of non-farm employment. Because of this massive growth in population, the state's borrowing and capital spending needs for the future are quite large. Various state officials have pegged total school district capital needs at somewhere between $3 billion--$11 billion over the next several years. The state will attempt to develop a solution to this funding shortfall through a special legislative session. Locally, many school districts held bond elections in November to appeal for additional local funding.

As we discussed in our July 31, 1997 letter to shareholders, we had expected to maintain a less aggressive investment posture in the October quarter because of the concern that continued strong employment and wage growth and a reacceleration of consumer spending could raise inflationary concerns. We reduced the Fund's average portfolio maturity to approximately 4.1 years at the outset of the October quarter. But despite the fact that GDP grew at an approximately 3.5% rate in the third quarter of 1997 and consumer spending accelerated at a 5.7% pace, inflation actually decelerated. This noninflationary growth scenario caused us to extend the Fund's average maturity to 4.8 years in mid-October.

This strategy enhanced the Fund's performance during the October quarter as interest rates, which moved higher a number of times during the quarter, eventually declined across the yield curve to a two-year low. One reason for this interest rate decline was the unfolding Asian currency and equity crisis, which we believe will lead to lower prices for goods and services and eventually to lower interest rates. We will look to extend the Fund's maturity position if the crisis spills over into the US equity markets and if it appears to restrain the US economy, thus causing growth to decelerate into 1998. We will continue to monitor economic statistics closely in an effort to seek to enhance returns while limiting any net asset value deterioration.

Merrill Lynch Massachusetts Limited Maturity Municipal Bond Fund

During the October quarter, the commonwealth of Massachusetts continued to experience strong economic growth. As a result of low unemployment, high consumer confidence and personal income levels and historically low interest rates, the real estate market flourished. Single-family home and condominium sales were 15% higher than the prior record set in the second quarter of 1996. Favorable economic conditions in Massachusetts also allowed retail sales to progress at a healthy clip. Overall, the commonwealth's revenue stream has remained favorable for an extended period of time. For the first four months of fiscal year 1998, strong economic growth translated into total revenue collections of $4.0 billion, or 4.8% above the comparable period last year and ahead of budget estimates.

During the October quarter, we maintained the Fund's average portfolio maturity in the 4.5 year range and cash reserves at 5% of net assets or less. We maintained this relatively aggressive investment posture in the belief that FRB policy would remain on hold, thus keeping interest rates in a fairly narrow trading range. The low cash reserves served to keep the yield of the Fund as high as possible while still remaining within our maturity constraint of five years. Additionally, quality spreads have remained narrow, warranting a position in securities rated at least AA- by one of the major rating agencies.

Merrill Lynch Michigan Limited Maturity Municipal Bond Fund

During the quarter ended October 31, 1997, the state of Michigan continued to exhibit strong economic growth and sound financial performance. This is the result of steady growth in the automobile and manufacturing industries as well as the continuing development of the state's retail and service sectors. Michigan's unemployment rate for the month of September stood at 4.0% after touching a historic low of 3.7% in August. On the economic downside, the University of Michigan Sentiments Survey dropped to a reading of 105.2 in October from 106 in September, and the University's final index of current economic conditions fell to 109.5 from 114.1. Through September, Michigan's financial performance has continued to improve. The state has been able to increase its budget stabilization fund to over $1.1 billion. Also during the October quarter, Governor Engler and legislative leaders reached an $11 billion agreement to pay back hundreds of local school districts for shortchanging them in special education funding. The funds will be derived from state bonds and the state's "rainy day" fund.

At the close of the October quarter, net assets of Merrill Lynch Michigan Limited Maturity Municipal Bond Fund stood at approximately $4.1 million, a decrease of approximately 4.3% from July quarter-end. As we discussed in our July letter to shareholders, we had expected to maintain a less aggressive investment posture in the October quarter because of the concern that continued strong employment and wage growth and a reacceleration of consumer spending could raise inflationary concerns. But despite the fact that GDP grew at an approximately 3.5% rate in the third quarter of 1997 and consumer spending accelerated at a 5.7% pace, inflation actually decelerated. This noninflationary growth scenario caused us to maintain the Fund's 4.3 year average portfolio maturity.

This strategy enhanced the Fund's performance during the October quarter as interest rates declined across the yield curve to a two-year low. We expect to continue to maintain this duration during the January quarter as the unfolding Asian currency and equity crisis will, we believe, continue to cause lower prices for goods and services and eventually lower interest rates. We will look to extend our maturity position if the crisis spills over to the US equity markets and if it appears to restrain the US economy, thus causing growth to decelerate in 1998. We will continue to monitor economic statistics closely in an effort to seek to enhance return while limiting any net asset value deterioration.

Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund

The state of New Jersey continued to see economic growth during the October quarter. For the first quarter of its fiscal 1998 budget year, total revenues were $3.7 billion, approximately $53 million higher than estimated. Revenue growth was fueled by better-than-expected income, sales and corporate tax collections.

As economic data in both the state of New Jersey and the nation continued to suggest an economy that was still expanding, we maintained a somewhat defensive portfolio strategy in Merrill Lynch New Jersey Limited Maturity Municipal Bond Fund. We maintained cash reserves of about 22% of net assets and an average portfolio maturity of just over 3.5 years. As we had indicated in our July letter to shareholders, we believed that the FRB was likely to raise interest rates in an environment that suggested that continued economic expansion would eventually lead to the growth of inflation. In this climate, municipal securities with maturities within two years--ten years would be most adversely affected. The Fund continues to be invested in highly rated securities, mostly insured or rated AA or better by at least one of the major rating agencies since they tend to outperform other securities in volatile periods.

Merrill Lynch New York Limited Maturity Municipal Bond Fund

During the quarter ended October 31, 1997, the New York state economy continued to expand but at a more moderate pace than the nation as a whole. New York has added approximately 300,000 non-farm jobs since 1992, though this growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing, especially in New York City, has also moderated job gains. Manufacturing business activity in the New York metropolitan area rose in October to the highest level in a year, according to the National Association of Purchasing Managers. For New York, the Association's index rose to 70.0% from 60.3% in September. However, looking ahead at the next six months, the monthly index of future conditions fell to 65.8% from 69.5% in September. Industries that export goods and services are expected to continue to do well although growth overall is likely to be moderated by tight fiscal constraints on the healthcare and social services industries.


                                     4 & 5

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

As we discussed in our July 31, 1997 letter to shareholders, we had expected to maintain a less aggressive investment posture in the October quarter because of the concern that continued strong employment and wage growth and a reacceleration of consumer spending could raise inflationary concerns. We reduced our average portfolio maturity to approximately 4 years at the outset of the October quarter. However, despite the fact that GDP grew at an approximately 3.5% rate in the third quarter of 1997 and consumer spending accelerated at a 5.7% pace, inflation actually decelerated. This noninflationary growth scenario caused us to extend the Fund's average maturity to 4.7 years in October.

This strategy enhanced the Fund's performance during the October quarter as interest rates, which moved higher a number of times during the quarter, eventually declined across the yield curve to a two-year low. One reason for the interest rate decline was the unfolding Asian currency and equity crisis which we believe will lead to lower prices for goods and services and eventually to lower interest rates. We expect to look to extend our maturity position if the crisis spills over into the US equity markets and if it appears to restrain the US economy, thus causing growth to decelerate into 1998. We will continue to monitor economic statistics closely in an effort to seek to enhance returns while limiting any net asset value deterioration.

Merrill Lynch Pennsylvania Limited Maturity Municipal Bond Fund

During the October quarter, the commonwealth of Pennsylvania continued to experience some economic growth according to the Federal Reserve Bank of Philadelphia's economic survey, although economic data released in October indicated that the commonwealth's long-time manufacturing expansion is beginning to abate somewhat. However, respondents indicated that they expected to see economic activity increase overall in the next six months. Also during the quarter, Standard & Poor's Corp. affirmed its outstanding rating of AA- on Pennsylvania's debt. The commonwealth of Pennsylvania's lagging economic growth was contrasted with a moderate debt burden and overall financial position in the report. The commonwealth closed its fiscal year with a $432.9 million operating surplus on a budgetary basis and was able to contribute $188.7 million to the state tax stabilization fund, also known as the "rainy day" fund. The larger-than-expected surplus was primarily the result of higher-than-expected tax revenues, the result of continued economic strength.

As economic data in both the commonwealth of Pennsylvania and the nation continued to suggest an economy that was still expanding, we maintained a somewhat defensive portfolio strategy in Merrill Lynch Pennsylvania Limited Maturity Fund. We maintained cash reserves of between 10% of net assets--15% of net assets, and an average portfolio maturity of 3.5 years. As we had indicated in our July 31, 1997 letter to shareholders, we believed that the FRB was likely to raise interest rates in an environment that suggested that continued economic expansion would eventually lead to the growth of inflation. In this climate municipal securities with maturities within two years--ten years would be most adversely affected. The Fund continues to be invested in highly rated securities, mostly insured or rated AA or better by at least one of the major rating agencies, since they tend to outperform other securities in volatile periods.

In Conclusion

We appreciate your interest in Merrill Lynch Multi-State Limited Maturity Series Trust, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



/s/ Arthur Zeikel

Arthur Zeikel
President



/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President



/s/ Edward J. Andrews

Edward J. Andrews
Vice President and Portfolio Manager



/s/ Peter J. Hayes

Peter J. Hayes
Vice President and Portfolio Manager



/s/ Helen M. Sheehan

Helen M. Sheehan
Vice President and Portfolio Manager

December 1, 1997


PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% the next year to 0%. In addition, Class B Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.20% and an account maintenance fee of 0.15%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

      Average Annual Total Returns

      Arizona Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.64%              +3.59%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.33               +4.05

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.27%             +3.27%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +3.96              +3.96

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.36%             +3.36%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.58              +4.58
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.43%             +3.39%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.85              +4.49
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.


                                      6 & 7

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

PERFORMANCE DATA (continued)

Average Annual Total Returns (continued)

      California Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.51%              +4.46%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.47               +4.20

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +5.14%             +4.14%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.10              +4.10

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +5.33%             +4.33%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.30              +5.30
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.41%             +4.35%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.45              +5.09
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
      Florida Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.11%              +4.06%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.18               +3.91

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.74%             +3.74%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +3.81              +3.81

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.84%             +3.84%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.51              +4.51
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.91%             +3.86%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.02              +4.66
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
      Massachusetts Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.47%              +3.42%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.16               +3.89

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.09%             +3.09%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +3.79              +3.79

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.41%             +3.41%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.71              +4.71
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.47%             +3.42%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.79              +4.43
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
      Michigan Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.31%              +4.26%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.29               +4.01

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.93%             +3.93%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +3.93              +3.91

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.87%             +3.87%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.78              +4.78
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.10%             +4.05%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.16              +4.80
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
      New Jersey Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.10%              +3.06%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.26               +3.99

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +3.62%             +2.62%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +3.89              +3.89

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +3.85%             +2.85%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +1.17              +1.17
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +3.89%             +2.85%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +4.90              +4.55
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

      ==========================================================================
      New York Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.58%              +4.53%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.78               +4.50

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +5.21%             +4.21%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.40              +4.40

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +5.50%             +4.50%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.55              +5.55
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +5.48%             +4.42%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.75              +5.39
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.


                                     8 & 9

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

PERFORMANCE DATA (concluded)

Average Annual Total Returns (concluded)

      Pennsylvania Limited Maturity
      ==========================================================================
                                            % Return Without     % Return With
      Class A Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.83%              +3.78%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.52               +4.25

      ==========================================================================
                                                % Return           % Return
      Class B Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.45%             +3.45%
      --------------------------------------------------------------------------
      Inception (11/26/93) through 9/30/97       +4.15              +4.15

      ==========================================================================
                                                % Return           % Return
      Class C Shares+                         Without CDSC        With CDSC++
      ==========================================================================
      Year Ended 9/30/97                         +4.47%             +3.47%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.11              +5.11
      --------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

      ==========================================================================
                                            % Return Without     % Return With
      Class D Shares*                         Sales Charge       Sales Charge**
      ==========================================================================
      Year Ended 9/30/97                         +4.72%             +3.67%
      --------------------------------------------------------------------------
      Inception (10/21/94) through 9/30/97       +5.28              +4.92
      --------------------------------------------------------------------------
+     Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
++    Assuming payment of applicable contingent deferred sales charge.

Recent Performance Results*

                                                                                                                        Standardized
                                                                                                   12 Month    3 Month  30-day Yield
                                                                            12 Month    3 Month      Total      Total      As of
                                               10/31/97  7/31/97  10/31/96  % Change    % Change     Return    Return    10/31/97
====================================================================================================================================
Arizona Limited Maturity Class A Shares        $ 10.14   $ 10.17  $ 10.09     +0.50%     -0.29%    +4.14%(1)  +0.60%(2)     3.18%
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class B Shares          10.14     10.17    10.09     +0.50      -0.29     +3.76(3)   +0.51(4)      2.85
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class C Shares          10.15     10.18    10.09     +0.59      -0.29     +4.06(5)   +0.55(6)      3.03
------------------------------------------------------------------------------------------------------------------------------------
Arizona Limited Maturity Class D Shares          10.15     10.18    10.09     +0.59      -0.29     +4.14(7)   +0.57(8)      3.08
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class A Shares       10.15     10.22    10.07     +0.79      -0.68     +4.72(9)   +0.30(10)     3.18
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class B Shares       10.15     10.21    10.07     +0.79      -0.59     +4.35(7)   +0.31(11)     2.85
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class C Shares       10.15     10.22    10.07     +0.79      -0.68     +4.54(12)  +0.26(13)     3.04
------------------------------------------------------------------------------------------------------------------------------------
California Limited Maturity Class D Shares       10.15     10.22    10.07     +0.79      -0.68     +4.61(14)  +0.28(15)     3.08
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class A Shares          10.02     10.07     9.97     +0.50      -0.50     +4.61(16)  +0.53(17)     3.52
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class B Shares          10.02     10.07     9.97     +0.50      -0.50     +4.24(18)  +0.44(19)     3.20
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class C Shares           9.95     10.00     9.91     +0.40      -0.50     +4.34(20)  +0.48(15)     3.39
------------------------------------------------------------------------------------------------------------------------------------
Florida Limited Maturity Class D Shares          10.02     10.06     9.97     +0.50      -0.40     +4.51(21)  +0.60(22)     3.42
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class A Shares    10.00     10.04     9.99     +0.10      -0.40     +4.18(23)  +0.63(17)     3.41
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class B Shares    10.00     10.04     9.99     +0.10      -0.40     +3.80(24)  +0.53(25)     3.09
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class C Shares    10.00     10.03     9.99     +0.10      -0.30     +4.01(26)  +0.68(15)     3.28
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Limited Maturity Class D Shares    10.00     10.04     9.99     +0.10      -0.40     +4.07(27)  +0.60(22)     3.31
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class A Shares         10.06     10.09     9.99     +0.70      -0.30     +4.80(28)  +0.72(17)     3.44
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class B Shares         10.06     10.09     9.99     +0.70      -0.30     +4.42(24)  +0.63(25)     3.11
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class C Shares         10.06     10.09     9.99     +0.70      -0.30     +4.37(29)  +0.58(30)     3.29
------------------------------------------------------------------------------------------------------------------------------------
Michigan Limited Maturity Class D Shares         10.05     10.08     9.98     +0.70      -0.30     +4.70(31)  +0.70(22)     3.35
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class A Shares       10.11     10.14    10.13     -0.20      -0.30     +3.58(32)   +0.60(2)     3.15
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class B Shares       10.12     10.15    10.14     -0.20      -0.30     +3.21(33)   +0.51(4)     2.83
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class C Shares        9.17      9.19     9.18     -0.11      -0.22     +3.51(34)  +0.64(35)     3.03
------------------------------------------------------------------------------------------------------------------------------------
New Jersey Limited Maturity Class D Shares       10.12     10.15    10.13     -0.10      -0.30     +3.58(36)   +0.57(8)     3.05
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class A Shares         10.17     10.23    10.10     +0.69      -0.59     +5.07(37)  +0.48(38)     3.61
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class B Shares         10.17     10.23    10.10     +0.69      -0.59     +4.70(39)  +0.39(22)     3.28
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class C Shares         10.17     10.23    10.10     +0.69      -0.59     +4.89(40)  +0.44(41)     3.46
------------------------------------------------------------------------------------------------------------------------------------
New York Limited Maturity Class D Shares         10.18     10.23    10.10     +0.79      -0.49     +5.07(42)  +0.56(43)     3.50
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class A Shares     10.21     10.23    10.15     +0.59      -0.20     +4.43(20)  +0.77(44)     3.27
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class B Shares     10.21     10.23    10.15     +0.59      -0.20     +4.06(45)  +0.68(46)     2.95
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class C Shares     10.25     10.27    10.19     +0.59      -0.19     +4.09(47)  +0.70(11)     3.03
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Limited Maturity Class D Shares     10.22     10.24    10.15     +0.69      -0.20     +4.43(48)  +0.75(13)     3.17
------------------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.

(1) Percent change includes reinvestment of $0.364 per share ordinary income dividends.

(2) Percent change includes reinvestment of $0.094 per share ordinary income dividends.

(3) Percent change includes reinvestment of $0.327 per share ordinary income dividends.

(4) Percent change includes reinvestment of $0.085 per share ordinary income dividends.

(5) Percent change includes reinvestment of $0.347 per share ordinary income dividends.

(6) Percent change includes reinvestment of $0.090 per share ordinary income dividends.

(7) Percent change includes reinvestment of $0.354 per share ordinary income dividends.

(8) Percent change includes reinvestment of $0.092 per share ordinary income dividends.

(9) Percent change includes reinvestment of $0.390 per share ordinary income dividends.

(10) Percent change includes reinvestment of $0.105 per share ordinary income dividends.

(11) Percent change includes reinvestment of $0.095 per share ordinary income dividends.

(12) Percent change includes reinvestment of $0.372 per share ordinary income dividends.

(13) Percent change includes reinvestment of $0.100 per share ordinary income dividends.

(14) Percent change includes reinvestment of $0.380 per share ordinary income dividends.

(15) Percent change includes reinvestment of $0.102 per share ordinary income dividends.

(16) Percent change includes reinvestment of $0.405 per share ordinary income dividends.

(17) Percent change includes reinvestment of $0.107 per share ordinary income dividends.

(18) Percent change includes reinvestment of $0.369 per share ordinary income dividends.

(19) Percent change includes reinvestment of $0.098 per share ordinary income dividends.

(20) Percent change includes reinvestment of $0.386 per share ordinary income dividends.

(21) Percent change includes reinvestment of $0.395 per share ordinary income dividends.

(22) Percent change includes reinvestment of $0.104 per share ordinary income dividends.

(23) Percent change includes reinvestment of $0.403 per share ordinary income dividends.

(24) Percent change includes reinvestment of $0.367 per share ordinary income dividends.

(25) Percent change includes reinvestment of $0.097 per share ordinary income dividends.

(26) Percent change includes reinvestment of $0.387 per share ordinary income dividends.

(27) Percent change includes reinvestment of $0.393 per share ordinary income dividends.

(28) Percent change includes reinvestment of $0.404 per share ordinary income dividends.

(29) Percent change includes reinvestment of $0.362 per share ordinary income dividends.

(30) Percent change includes reinvestment of $0.091 per share ordinary income dividends.

(31) Percent change includes reinvestment of $0.394 per share ordinary income dividends.

(32) Percent change includes reinvestment of $0.381 per share ordinary income dividends.

(33) Percent change includes reinvestment of $0.344 per share ordinary income dividends.

(34) Percent change includes reinvestment of $0.331 per share ordinary income dividends.

(35) Percent change includes reinvestment of $0.082 per share ordinary income dividends.

(36) Percent change includes reinvestment of $0.371 per share ordinary income dividends.

(37) Percent change includes reinvestment of $0.436 per share ordinary income dividends.

(38) Percent change includes reinvestment of $0.114 per share ordinary income dividends.

(39) Percent change includes reinvestment of $0.400 per share ordinary income dividends.

(40) Percent change includes reinvestment of $0.419 per share ordinary income dividends.

(41) Percent change includes reinvestment of $0.109 per share ordinary income dividends.

(42) Percent change includes reinvestment of $0.426 per share ordinary income dividends.

(43) Percent change includes reinvestment of $0.111 per share ordinary income dividends.

(44) Percent change includes reinvestment of $0.103 per share ordinary income dividends.

(45) Percent change includes reinvestment of $0.348 per share ordinary income dividends.

(46) Percent change includes reinvestment of $0.093 per share ordinary income dividends.

(47) Percent change includes reinvestment of $0.353 per share ordinary income dividends.

(48) Percent change includes reinvestment of $0.375 per share ordinary income dividends.


                                    10 & 11

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

PORTFOLIO COMPOSITION

Arizona Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     17.2%
      Prerefunded Bonds** ........................     11.5
      Utility Revenue Bonds ......................      2.9
      Other Revenue Bonds ........................     68.4
                                                      -----
      Total.......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $3,491,103.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 37%
      AA/Aa -- 26%
      A/A -- 5%
      Other+ -- 32%

California Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     21.7%
      Prerefunded Bonds** ........................     13.1
      Utility Revenue Bonds ......................     12.5
      Other Revenue Bonds ........................     52.7
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $13,478,787.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 55%
      AA/Aa -- 21%
      A/A -- 16%
      Other+ -- 8%

Florida Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      Prerefunded Bonds** ........................     26.6%
      General Obligations & Tax Revenue Bonds ....     18.2
      Utility Revenue Bonds ......................      9.4
      Other Revenue Bonds ........................     45.8
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $22,858,658.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 75%
      AA/Aa -- 20%
      A/A -- 5%

Massachusetts Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     44.8%
      Prerefunded Bonds** ........................      6.9
      Utility Revenue Bonds ......................      5.1
      Other Revenue Bonds ........................     43.2
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $4,332,578.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 43%
      AA/Aa -- 38%
      A/A -- 19%

                                    12 & 13

              Merrill Lynch Multi-State Limited Maturity Municipal Series Trust,
                                                                October 31, 1997

PORTFOLIO COMPOSITION (concluded)

Michigan Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     38.9%
      Prerefunded Bonds** ........................     15.1
      Other Revenue Bonds ........................     46.0
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $4,068,631.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 51%
      AA/Aa -- 37%
      Other+ -- 12%

New Jersey Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     47.6%
      Other Revenue Bonds ........................     52.4
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $6,216,762.

*     Based on total market value of the portfolio as of October 31, 1997.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 67%
      AA/Aa -- 7%
      Other+ -- 26%

New York Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      General Obligations & Tax Revenue Bonds ....     23.1%
      Prerefunded Bonds** ........................      9.3
      Other Revenue Bonds ........................     67.6
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $15,938,019.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 48%
      AA/Aa -- 24%
      A/A -- 12%
      BBB/Baa -- 4%
      Other+ -- 12%

Pennsylvania Limited Maturity Municipal Bond Fund

      For the Quarter Ended October 31, 1997

      Distribution by Market Sector*

      Prerefunded Bonds** ........................     18.3%
      General Obligations & Tax Revenue Bonds ....     18.0
      Other Revenue Bonds ........................     63.7
                                                      -----
      Total ......................................    100.0%
                                                      =====

      Net assets as of October 31, 1997 were $7,240,425.

*     Based on total market value of the portfolio as of October 31, 1997.
**    Backed by a fund holding US Treasury or other high-quality securities.
+     Temporary investments in short-term municipal securities.

      Quality Ratings*
      (Based on Nationally Recognized Rating Services)

      A pie chart depicting the following percentages:

      AAA/Aaa -- 35%
      AA/Aa -- 22%
      A/A -- 24%
      Other+ -- 19%


                                    14 & 15

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Multi-State
Limited Maturity
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                       #16939 -- 10/97


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